FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME
Schedule of financial income

	2023	2022	2021

Income from short-term investments	543,507	392,445	182,639
Interest income and other financial income	359,512	213,917	66,385
Financial Income	903,019	606,362	249,024

Interest on debt	(840,069)	(964,607)	(1,059,841)
Monetary variation and other financial expenses	(556,720)	(598,551)	(373,246)
Financial Expenses	(1,396,789)	(1,563,158)	(1,433,087)

Exchange Variation, net	(850,375)	(974,709)	(108,373)
Bonds repurchase expenses	—	—	(264,687)
Tax credits monetary update	253,002	—	788,741
Gains and losses on derivative financial instruments, net	(14,979)	39,079	17,928
Financial result, net	(1,106,122)	(1,892,426)	(750,454)